Debt (Details Narrative) - USD ($)				1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 02, 2020	Apr. 18, 2020	Apr. 18, 2020	Mar. 31, 2020	Feb. 29, 2020	Sep. 30, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 18, 2020	Apr. 30, 2020
Term loan amount							$ 725,000
Debt issuance costs								23,000
Unamortized debt issuance costs							1,000	11,000
Principal amount							$ 3,350,100
Fertilemind Management LLC [Member]
Debt description							No assurances can be given that the Company will obtain such $500,000 loan from Fertilemind Management, LLC or from any other party.
Expected additional proceeds from loan	$ 50,000
Paycheck Protection Program [Member]
Term loan amount							$ 1,625,000
Principal amount		$ 1,625,000	$ 1,625,000
Debt maturity date		Apr. 18, 2022
Debt instrument, interest rate		1.00%	1.00%
November 2020 [Member] | Paycheck Protection Program [Member]
Payment of debt			$ 532,000
Debt forgiven			1,093,000
Loan amount		$ 1,625,000	$ 1,625,000
Avid Bank Term Loan [Member]
Principal amount								$ 2,750,000
Debt maturity date								Sep. 28, 2022
Avid Bank Term Loan [Member] | Paycheck Protection Program [Member]
Principal amount							725,000			$ 16,251,000
Bridge Loan [Member] | Fertilemind Management LLC [Member] | Minimum [Member]
Debt instrument, interest rate									8.00%
Bridge Loan [Member] | Fertilemind Management LLC [Member] | Maximum [Member]
Debt instrument, interest rate									15.00%
Avidbank [Member]
Prepayment of debt					$ 150,000
Accrued interest				$ 350,000
Debt instrument, reducing the outstanding principal balance				2,000,000
Avidbank [Member]
Debt issuance costs						$ 3,000
Loan and Security Agreement [Member]
Term loan amount								$ 2,750,000
Debt issuance costs								11,000
Unamortized debt issuance costs							$ 1,000	11,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member]
Term of loan						48 months
Term loan amount						$ 4,000,000
Payment of debt				433,000
Debt instrument monthly principal payments				$ 83,333
Debt maturity date description							The maturity date was changed from September 28, 2022 to December 31, 2020
Debt description							Before entering into Amendment #1, the Company's adjusted earnings before interest, taxes, depreciation and amortization ("EBITDA") was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times.
Accounts receivable percentage							75.00%
Debt covenant description							Under the ACR covenant, the ratio of (i) the Company's unrestricted cash at Avidbank as of the last day of a calendar month plus 75% of its outstanding accounts receivable accounts that are within 90 days of invoice date to (ii) the outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00. As of September 30, 2020, the Company was in compliance with both of those covenants.
Principal amount						$ 4,050,000		$ 2,750,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | April 2020 [Member]
Debt instrument monthly principal payments							$ 125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | May 2020 [Member]
Debt instrument monthly principal payments							125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | June 2020 [Member]
Debt instrument monthly principal payments							125,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | July 2020 [Member]
Debt instrument monthly principal payments							300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | August 2020 [Member]
Debt instrument monthly principal payments							300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | September 2020 [Member]
Debt instrument monthly principal payments							300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | October 2020 [Member]
Debt instrument monthly principal payments							300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | November 2020 [Member]
Debt instrument monthly principal payments							300,000
Loan and Security Agreement [Member] | Avid Bank Term Loan [Member] | December 2020 [Member]
Debt instrument monthly principal payments							125,000
Loan and Security Agreement [Member] | Avidbank [Member]
Term of loan						48 months
Term loan amount						$ 4,000,000
Debt instrument monthly principal payments						83,000
Debt issuance costs						$ 23,000	26,000
Asset Purchase Agreement [Member] | Fertilemind Management LLC [Member]
Principal amount									$ 1,000,000
Asset Purchase Agreement [Member] | Paycheck Protection Program [Member]
Principal amount							$ 1,000,000
Asset Purchase Agreement [Member] | Bridge Loan [Member] | Fertilemind Management LLC [Member]
Principal amount									$ 1,000,000